Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Cost	$ 1,947	$ 3,175
Gross unrealized gains	390	487
Gross unrealized losses	173	223
Fair value	2,164	3,439
Common shares [member]
Disclosure of financial assets [line items]
Cost	1,947	3,175
Gross unrealized gains	390	487
Gross unrealized losses	173	223
Fair value	$ 2,164	$ 3,439